800 Westchester Avenue, Suite S710

Rye Brook, New York 10573

October 23, 2017

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	IndexIQ Active ETF Trust (the “Registrant”)
Registration Nos.: 333-183489 and 811-22739

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects risk/return summary information in the Prospectus dated August 22, 2017, as revised October 12, 2017 for the IQ MacKay Shields Municipal Insured ETF, IQ MacKay Shields Municipal Intermediate ETF and IQ MacKay Shields Municipal Short Duration ETF filed on October 16, 2017 (Accession Number: 0000891092-17-007378). The purpose of this filing is to submit XBRL interactive data files in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions please do not hesitate to contact me at (914) 481-8397.

Very truly yours,

/s/ Matthew V. Curtin

Matthew V. Curtin

Secretary

cc:	Ms. Kathleen H. Moriarty, Esq.
Mr. Gregory E. Xethalis, Esq.
Mr. Adam S. Patti
Mr. David L. Fogel